Initial Public offering - Additional Information (Detail) - USD ($)		12 Months Ended
	Mar. 09, 2021	Dec. 31, 2021
Public Warrants [Member]
Disclosure Of Initial Public Offer [Line Items]
Exercise price of warrants		$ 11.50
IPO [Member]
Disclosure Of Initial Public Offer [Line Items]
Number of units issued	$ 25,376,598	$ 25,376,598
Shares issued, price per share	$ 10.00
Over-Allotment Option [Member]
Disclosure Of Initial Public Offer [Line Items]
Number of units issued	$ 2,876,598	$ 2,876,598
Shares issued, price per share		$ 10.00